Consolidated Balance Sheets (March 31, 2013 Unaudited) (Parentheticals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts (in Dollars)	$ 50,100	$ 44,124	$ 74,852
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	150,000,000	50,000,000	50,000,000
Common Stock, shares issued	21,653,536	21,007,536	20,907,536
Common Stock, shares outstanding	21,653,536	21,007,536	20,907,536